CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash	$ 1,259,359	$ 5,089
Accounts receivable	21,395
Due from Academy of Healing Art, Message and Facial Skin Care, Inc.	62,895
Inventory	10,217
Prepaid expenses	77,432	5,293
Investment in WENR, Corp.	10,000
Total current assets	1,441,298	10,382
Property and equipment, net	959,361	20,593
Investment in Oxford City Football Club (Trading) Limited		162,814
Oxford City Basketball League membership, net	8,437
Premier Arena Soccer League membership deposit	10,000
Online course development	100,000
Total assets	2,519,096	193,789
Current liabilities
Accounts payable and accrued liabilities	366,401	41,738
Officer compensation payable	3,454,837	1,241,194
Deferred revenue		10,000
Loan payable	35,592
Due to related parties	219,316	8,743
Long-term debt, current portion	16,450
Total current liabilities	4,092,596	1,301,675
Long-term debt, net of current portion	716,308
Stockholders deficit:
Preferred stock: $0.0001 par value; authorized 40,000,000 shares; issued and outstanding: 0 and 0, respectively
Series A Convertible Preferred Stock: $0.0001 par value; designated 10,000,000 shares; issued and outstanding: 2,500 and 2,500, respectively
Series B Convertible Preferred Stock: $0.0001 par value; designated 5,000,000 shares; issued and outstanding: 84,000 and 0, respectively	8
Common stock: $0.0001 par value; authorized 500,000,000 shares; issued and outstanding: 15,246,734 and 223,755, respectively	1,526	22
Additional paid-in capital	9,764,593	3,562,961
Stock payable	564,591	399,236
Treasury Stock	(1,338)	(1,338)
Accumulated other comprehensive loss	(87,522)
Accumulated deficit	(11,924,623)	(5,068,767)
Total stockholders' deficit	(1,682,765)	(1,107,886)
Non-controlling interest	(607,043)
Total shareholders deficit	(2,289,808)	(1,107,886)
Total liabilities and stockholders deficit	$ 2,519,096	$ 193,789